Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components of Income Tax Expense
	For the year ended December 31,
	2011	2012	2013

Current income tax expense	$10,724	$12,062	$22,382
Deferred income tax expense (benefit)	150	(683)	1,041

Total income tax expense	$10,874	$11,379	$23,423

Components of Deferred Tax Assets and Liabilities
	December 31,
	2012	2013

Current deferred tax assets:
Accrued payroll	$1,950	$2,889
Provision of allowance for doubtful accounts	125	92
Deferred revenue-current	196	306
Less: Valuation allowance	(140)	(158)

Current deferred tax assets, net	2,131	3,129

Noncurrent deferred tax assets:
Deferred revenue-noncurrent	440	383
Acquired intangible assets	175	266
Fixed assets	-	66
Subsidy income	130	231
Net operating loss carry forwards	975	4,592
Less: Valuation allowance	(975)	(4,592)

Noncurrent deferred tax assets, net	745	946

Noncurrent deferred tax liabilities:
Acquired intangible assets	425	2,676
Subsidy income	365	-

Noncurrent deferred tax liabilities	$790	$2,676

Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2011	2012	2013

Income before income tax expense	$25,855	$62,695	$124,019
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	6,464	15,674	31,005
Permanent differences	116	870	1,663
Effect of different income tax calculation method required by tax bureau	(84)	67	48
Effect of tax exempt status in Cayman Islands	10,818	12,217	30,272
Effect of different income tax rate in Hong Kong	(233)	(25)	168
Effect of tax exempt status in other jurisdictions	-	-	(31)
Effect of income tax holiday and preferential tax rates	(7,036)	(17,844)	(43,460)
Changes in valuation allowance	829	420	3,758

Income tax expense	$10,874	$11,379	$23,423